TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Amount added (deducted) to unrecognized tax benefits derived from interest and exchange		$ 278	$ 225	$ 236
Accrued interest liability on uncertain tax positions		$ 889	$ 611
Tax rate		23.00%	23.00%	23.00%
Dividend withholding tax percentage		15.00%
Tax payable		$ 0	$ 0
Minimum [Member]
Income Taxes [Line Items]
Tax rate	21.00%
Maximum [Member]
Income Taxes [Line Items]
Tax rate	35.00%
United States Subsidiary [Member] | Foreign [Member]
Income Taxes [Line Items]
Operating loss carryforward amount		$ 2,880
Operating loss carry forward expiration term		20 years
United States Subsidiary [Member] | Foreign [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date			Dec. 31, 2023
United States Subsidiary [Member] | Foreign [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date			Dec. 31, 2038
Preferred Technological Enterprise [Member]
Income Taxes [Line Items]
Tax rate			23.00%
Development Zone A [Member]
Income Taxes [Line Items]
Tax rate		9.00%			7.50%	9.00%
Development Zone A [Member] | Technological Preferred Enterprise [Member] | Parent Subsidiary [Member]
Income Taxes [Line Items]
Tax rate		7.50%
Elsewhere In Israel [Member]
Income Taxes [Line Items]
Tax rate					16.00%	16.00%
Elsewhere In Israel [Member] | Technological Preferred Enterprise [Member] | Parent Subsidiary [Member]
Income Taxes [Line Items]
Tax rate		12.00%